Subsequent Event - Narrative (Q3) (Details) - Subsequent Event $ / shares in Units, $ in Millions	Oct. 16, 2018 USD ($) trading_price $ / shares shares
Subsequent Event [Line Items]
Volume-weighted average stock price threshold (percent)	80.00%
Volume-weighted average stock price threshold, number of days immediately following closing date	3 days
Share exchange threshold, maximum (percent)	80.00%
Aggregate purchase price expected for purchased shares | $	$ 18.0
Seelos
Subsequent Event [Line Items]
Securities Purchase Agreement, number of shares to be sold (in shares) | shares	1,187,336
Securities Purchase Agreement, number of shares to be deposited (in shares) | shares	1,187,336
Volume-weighted average stock price threshold (percent)	80.00%
Volume-weighted average stock price threshold, number of days immediately following closing date	3 days
Series A Warrants
Subsequent Event [Line Items]
Volume-weighted average stock price threshold (percent)	80.00%
Volume-weighted average stock price threshold, number of days immediately following closing date	3 days
Share exchange threshold, maximum (percent)	80.00%
Warrant, initial exercise price calculation metric (percent)	125.00%
Warrant exercise price (in usd per share) | $ / shares	$ 15.16
Warrants, term	5 years
Warrant exercise reset interval	9 days
Warrant exercise reset interval threshold, maximum	45 days
Warrant exercise six month reset	6 months
Warrant exercise adjustment period from closing date	1 year
Warrant exercise adjustment, percent of portion of volume-weighted average trading price (percent)	125.00%
Number of lowest volume-weighted average trading prices | trading_price	5
Series B Warrants
Subsequent Event [Line Items]
Volume-weighted average stock price threshold (percent)	80.00%
Warrant exercise price (in usd per share) | $ / shares	$ 0.001
Number of lowest volume-weighted average trading prices | trading_price	5
Warrant expiration period, option one	45 days
Warrant expiration period after closing date, option two	1 year